NOTE 15 – CONCENTRATION RISK (Details Narrative)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	89.00%	69.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		100.00%